Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [Line Items]
Non-current provisions		$ 15,936.0	$ 13,704.0
Remaining lives of operations and infrastructure		one to over 50 years
Remaining lives of operations and infrastructure present closure obligation		17 years	18 years
Provisions		$ 17,665.0	$ 15,103.0	$ 13,608.0
Risk free interest rate on provisions	1.50%	1.50%	2.00%
Bottom of range
Disclosure of other provisions [Line Items]
Provisions		$ 2,600.0
Risk free interest rate on provisions		1.00%
Top of range
Disclosure of other provisions [Line Items]
Provisions		$ 1,300.0
Risk free interest rate on provisions		3.00%
Other employee entitlements
Disclosure of other provisions [Line Items]
Provision for long service leave		$ 283.0	$ 248.0
Provision for redundancy and severance payments		62.0	30.0
Non-current provisions		92.0
Provisions		419.0	354.0
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Non-current provisions		12,558.0
Provisions		13,335.0	11,090.0
Close down and restoration/ environmental | Diavik Diamond Mines (2012) Inc.
Disclosure of other provisions [Line Items]
Provisions relating to insurance recoveries and other financial assets held		574.0	166.0
Close down and restoration/ environmental | Between 1 and 5 years
Disclosure of other provisions [Line Items]
Non-current provisions		468.0	382.0
Close down and restoration/ environmental | More than 5 years
Disclosure of other provisions [Line Items]
Non-current provisions		937.0	$ 883.0
Close down and restoration/ environmental | Bottom of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment		2,400.0
Provision charged to the income statement		200.0
Close down and restoration/ environmental | Top of range
Disclosure of other provisions [Line Items]
Provision capitalised to property, plant and equipment		1,200.0
Provision charged to the income statement		$ 100.0